Flow-through share premium liability - Summary of Continuity of the Flow-through Share Premium Liability (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FLOWTHROUGH SHARE PREMIUM LIABILITY [Abstract]
Balance, beginning of the year	$ 2,069	$ 0
Liability incurred on flow-through shares issued	0	2,115
Settlement of flow-though share liability on expenditures	(2,069)	(46)
Balance, end of the year	$ 0	$ 2,069